Note 5 - Real Estate Assets Held for Sale - Real Estate Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Real estate assets held for sale - current	$ 1,286	$ 0
Real estate assets held for sale - non-current	42,803	$ 0
Total real estate assets held for sale	44,089
Liabilities related to real estate assets held for sale - current	6
Liabilities related to real estate assets held for sale - non-current	23,089
Total liabilities related to real estate assets held for sale	23,095
Net real estate assets held for sale	$ 20,994